Weighted Average Assumptions In Lattice-Based Binomial Method (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	3.00%	2.20%	2.20%
Expected volatility	34.00%	32.00%	32.00%
Risk-free interest rate	1.38%	2.75%	2.94%
Expected option lives (in years)	6 years 10 months 24 days	6 years 8 months 12 days	6 years 7 months 6 days